Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 424,155		$ 276,915		$ 302,991	$ 173,586
Short-term investments	127,039		146,586
Long-term investments	30,057		46,033
Long term investment maturities - begin	18 months from December 31, 2011
Long term investment maturities - end	21 months from December 31, 2011
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	424,155	[1]	276,915	[1]
Long-term investments	30,140	[2],[3],[4]	46,034	[2],[3],[4]
Long-term debt	899,022	[5]	850,374	[5]
Fair Value | Certificates of deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			250	[2],[6]
Fair Value | Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	127,039	[2],[3],[6]	146,336	[2],[3],[6]
Book Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	424,155	[1]	276,915	[1]
Long-term investments	30,057	[2],[3],[4]	46,033	[2],[3],[4]
Long-term debt	876,111	[5]	863,657	[5]
Book Value | Certificates of deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			250	[2],[6]
Book Value | Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 127,039	[2],[3],[6]	$ 146,336	[2],[3],[6]

[1]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.
[2]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[3]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[4]	Maturities range between 18 and 21 months from the balance sheet date.
[5]	Excludes capital lease obligations and current portion of Long-term debt.
[6]	Maturities are less than twelve months from the respective balance sheet dates.